Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group Inc - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Short-term Debt [Line Items]
Commercial paper	¥ 1,782,111	¥ 1,775,860
Short-term notes	¥ 436,000	¥ 490,500